SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss after income tax for the year attributable to shareholders	$ (6,184)	$ (4,939)	$ (4,573)
Basic and diluted loss per share	$ (0.04)	$ (0.03)	$ (0.04)
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Loss after income tax for the year attributable to shareholders	$ (6,184)	$ (4,939)	$ (4,573)
Basic and diluted loss per share	$ (0.04)	$ (0.03)	$ (0.04)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	167,855	151,850	125,960